COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - Schedule of commitments to purchase certain computer and network equipment and construction-in-progress - Capital Commitments
¥ in Thousands
Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2024	¥ 1,435,439
2025	348,096
2026	6,120
2027	7,402
2028	3,744
2029 and thereafter	7
Commitments to purchase	¥ 1,800,808